Putnam Investments
One Post Office Square
Boston, MA 02109
March 3, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Fund for Growth and Income (Reg. Nos. (2-13644) (811-00781)) (the “Fund”) Post-Effective
Amendment No. 112 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 111 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2009.

Comments or questions concerning this certificate may be directed to Carlo Forcione at 1-800-225-2465, ext.11224.

Very truly yours,

Putnam Fund for Growth and Income

By:	/s/ Charles E. Porter

Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Ruth Kanfer, Esq.